Shareholders’ Equity	12 Months Ended
Mar. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 18 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated under the laws of the Cayman Islands on July 26, 2023. The original authorized number of ordinary shares was 500 million shares with par value of US$0.0001. The Company issued 50,000,000 ordinary shares at $0.0001 par value per share to the participating shareholders in connection with the reorganization of the Company.

Additional paid-in capital

On December 2, 2022, Hainan Lianhe Enterprise Management Group Co., Ltd. (“Hainan Lianhe”) invested $416,913 into Shenzhen Sowell in exchange for 30.0% of the beneficial ownership of Shenzhen Sowell.

On June 26, 2023, Mr. Dengyao Jia invested $552,485 into Shenzhen Sowell in exchange for 20.0% of the beneficial ownership of Shenzhen Sowell.

For the year ended March 31, 2024, Hainan Lianhe further invested $1,417,613 into Shenzhen Sowell by capital injection and payment of expenses on behalf of the Company.

For the year ended March 31, 2025 Hainan Lianhe further invested $685,878 into Shenzhen Sowell by payment of expenses on behalf of the Company.

The Company has undergone several re-organization transactions for the sake of seeking a listing of its ordinary shares on a national exchange in the United States. On December 12, 2023, as a result of the completion of the reorganization transactions, 15,000,000 shares of the Company were issued in the name of Lianhe Holding Group Limited (“Lianhe Holding”), equivalent to 30.0% of the Company outstanding ordinary shares. Lianhe Holding is a wholly-owned subsidiary of Hainan Lianhe, accordingly, Hainan Lianhe is the beneficial owner of the 15,000,000 shares of the Company’s ordinary shares.

Completion of IPO

On April 4, 2025, the Company consummated the Offering of 2,000,000 ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $8,000,000, prior to deducting underwriting discounts, commissions and offering-related expenses. Upon the completion of the Offering, 52,000,000 Ordinary Shares are issued and outstanding.

On April 4, 2025, pursuant to the Underwriting Agreement, the Company issued 5-year warrants to R.F. Lafferty & Co., Inc to purchase an aggregate of 60,000 Ordinary Shares at $4.8 per share. Such warrant may be exercised beginning on October 4, 2025.